Label	Element	Value
PFM Multi-Manager Domestic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PFM MULTI-MANAGER SERIES TRUST

(the “Trust”)

PFM Multi-Manager Domestic Equity Fund

Supplement dated December 13, 2019
to the Trust’s statutory and summary prospectuses dated January 28, 2019

Effective immediately, with respect to their passive investment allocations, the Funds will transition from using a direct investment index replication strategy to investing in index tracking, passively managed exchange-traded funds (“ETFs”). Accordingly, all references in the Funds’ prospectuses to “Index replication” strategies and risks are hereby deleted.  Additionally, the prospectuses are supplemented as follows:

PFM Multi-Manager Domestic Equity Fund

Risk/Return [Heading]	rr_RiskReturnHeading	PFM Multi-Manager Domestic Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The first paragraph in the “Principal Investment Strategies” section for the Domestic Equity Fund is replaced with the following:

“In seeking long-term capital appreciation, the Domestic Equity Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of U.S. based companies, in derivatives and other instruments that have economic characteristics similar to such securities, and in exchange-traded funds (“ETFs”) investing in the U.S. market. Companies are considered to be U.S. based if they are organized under the laws of the United States, have a principal office in the United States, or have their principal securities market in the United States.”

The last bullet point in the “Principal Investment Strategies” section for the Domestic Equity Fund is replaced with the following:

“Passive Allocation.  The Domestic Equity Fund expects to allocate between 30% and 80% of its assets to passively managed ETFs, such as those tracking the Russell 3000 Index.  From time to time, the Adviser may over-weight or under-weight certain segments of the U.S. equity market in an attempt to outperform it.  The Adviser may use ETFs, securities, derivatives, or a combination in seeking to implement such a strategy. The Adviser may over-weight or under-weight certain segments of the market based on the Adviser’s analysis on the economy, capital markets, valuation, and trends related to the foregoing.”

The last paragraph of the “Principal Investment Strategies” section for the Domestic Equity Fund is replaced with the following:

“The Domestic Equity Fund generally will seek to implement its passive investment strategy through investments in ETFs and other registered investment companies instead of direct investments. The Fund may invest up to 20% of its assets in derivatives.”

This supplement amends the prospectuses, each dated January 28, 2019. You can find the prospectuses online at www.pfm.com/multiassetfunds. You may also obtain this information at no charge by calling
1-833-PFM-MMST (1-883-736-6678).

Please keep this supplement with your prospectus for future reference.